Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	65 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	103 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Aug. 31, 2015	Feb. 28, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Feb. 28, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Feb. 28, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
Short-Term Bond Fund of America® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class A (with sales charge)
Accumulated Value					$ 9,746							$ 9,850						$ 9,947						$ 9,935						$ 10,269						$ 10,660				$ 10,646				$ 10,237				$ 10,328				$ 10,943		$ 11,445
Short-Term Bond Fund of America® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class C (with sales charge)
Accumulated Value					10,000							10,022						10,044						9,948						10,213						10,524				10,443				9,967				9,993				10,588		11,074
Short-Term Bond Fund of America® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class T (with sales charge)
Accumulated Value		$ 9,745					$ 9,830							$ 9,835						$ 10,194						$ 10,615						$ 10,632					$ 10,254				$ 10,387				$ 11,027				$ 11,577
Short-Term Bond Fund of America® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class F-1
Accumulated Value					10,000							10,096						10,186						10,170						10,509						10,911				10,896				10,478				10,572				11,203		11,718
Short-Term Bond Fund of America® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class F-2
Accumulated Value					10,000							10,123						10,240						10,253						10,624						11,061				11,076				10,679				10,805				11,480		12,040
Short-Term Bond Fund of America® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class F-3
Accumulated Value			$ 10,000					$ 10,130							$ 10,140						$ 10,517						$ 10,959						$ 10,985					$ 10,602				$ 10,750				$ 11,422				$ 12,005
Short-Term Bond Fund of America® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-A (with sales charge)
Accumulated Value					9,750							9,850						9,943						9,928						10,258						10,651				10,638				10,231				10,323				10,939		11,442
Short-Term Bond Fund of America® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-C (with sales charge)
Accumulated Value					10,000							10,011						10,031						9,931						10,193						10,502				10,489				10,087				10,178				10,785		11,282
Short-Term Bond Fund of America® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-E
Accumulated Value					10,000							10,071						10,137						10,097						10,411						10,787				10,751				10,318				10,388				10,985		11,466
Short-Term Bond Fund of America® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-T (with sales charge)
Accumulated Value		9,745					9,829							9,827						10,178						10,591						10,602					10,219				10,336				10,977				11,508
Short-Term Bond Fund of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-F-1
Accumulated Value					10,000							10,116						10,230						10,237						10,603						11,035				11,043				10,637				10,762				11,411		11,958
Short-Term Bond Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-F-2
Accumulated Value	$ 10,000					$ 10,018				$ 10,014			$ 9,895				$ 9,655		$ 9,610				$ 9,782		$ 10,042				$ 10,383		$ 10,617				$ 10,901
Short-Term Bond Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class 529-F-3
Accumulated Value	10,000					10,020				10,018			9,900				9,662		9,616				9,787		10,049				10,392		10,628				10,915
Short-Term Bond Fund of America® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-1
Accumulated Value					10,000							10,022						10,043						9,955						10,208						10,517				10,436				9,959				9,984				10,497		10,903
Short-Term Bond Fund of America® - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-2
Accumulated Value					10,000							10,026						10,038						9,951						10,205						10,526				10,434				9,968				9,985				10,512		10,922
Short-Term Bond Fund of America® - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-2E
Accumulated Value					10,000							10,070						10,125						10,052						10,340						10,686				10,633				10,181				10,230				10,800		11,256
Short-Term Bond Fund of America® - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-3
Accumulated Value					10,000							10,069						10,131						10,088						10,386						10,765				10,723				10,278				10,355				10,935		11,409
Short-Term Bond Fund of America® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-4
Accumulated Value					10,000							10,099						10,192						10,180						10,523						10,929				10,919				10,503				10,601				11,239		11,760
Short-Term Bond Fund of America® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-5E
Accumulated Value				$ 10,000					$ 10,101							$ 10,228						$ 10,234						$ 10,599						$ 11,028					$ 11,037				$ 10,636				$ 10,768				$ 11,424		$ 11,989
Short-Term Bond Fund of America® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-5
Accumulated Value					10,000							10,128						10,261						10,268						10,645						11,087				11,108				10,715				10,858				11,532		12,113
Short-Term Bond Fund of America® - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Short-Term Bond Fund of America — Class R-6
Accumulated Value					10,000							10,134						10,263						10,287						10,670						11,120				11,147				10,758				10,896				11,590		12,168
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,895	10,263	10,357	10,572	10,042		10,597	9,633	10,155	10,248	10,624	8,885	10,649	8,696	11,188	11,291	10,513	8,779	10,537	8,986	11,913	12,022	11,582	9,420	11,609	9,508	11,903	12,012	12,332	9,715	12,360	10,532	10,628	12,322	12,350	10,406	10,502	10,903	10,928	11,165	11,268	10,773	10,797	11,516	11,621	11,559	11,585	11,921	11,949
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,012	$ 10,073	$ 10,093	$ 10,128	$ 10,025		$ 10,132	$ 9,846	$ 10,080	$ 10,100	$ 10,203	$ 9,624	$ 10,207	$ 9,586	$ 10,536	$ 10,557	$ 10,210	$ 9,761	$ 10,214	$ 10,013	$ 10,920	$ 10,942	$ 10,672	$ 10,357	$ 10,676	$ 10,557	$ 10,947	$ 10,969	$ 11,061	$ 10,826	$ 11,066	$ 10,509	$ 10,530	$ 11,089	$ 11,093	$ 10,659	$ 10,681	$ 10,645	$ 10,649	$ 11,310	$ 11,333	$ 10,797	$ 10,802	$ 11,823	$ 11,847	$ 11,456	$ 11,460	$ 11,975	$ 11,980